Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Income (Loss)	$ 1,835	$ 2,780	$ 161
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Policyholder charges on investment type contracts		(18)	(24)
Net realized investment gains		(117)
Interest credited to policyholder account balances		4	8
Deferred income taxes	240	(2)	197
Amortization of bond premium and discount	33	61	75
Amortization and write off of deferred charges	23	26	26
Increase (Decrease) in Operating Assets
Increase (Decrease) in Accrued investment income	18	(54)	(16)
Increase (Decrease) in Reinsurance recoverable	752	273	326
Increase (Decrease) in Premiums receivable	11	2	4
Increase (Decrease) in Other assets and receivables	(6,423)	(1,828)	356
Increase (Decrease) in Federal income taxes recoverable from affiliate	(1,121)	1,281	87
Increase (Decrease) in Insurance reserves	(720)	(831)	(828)
Increase (Decrease) in Unearned premiums	(1)	(2)
Increase (Decrease) in other liabilities	5,312	9,412	955
Net cash provided by operating activities	(41)	10,987	1,327
Cash flows from investing activities:
Purchases of Debt Securities		(8,760)	(7,535)
Proceeds from sale or maturity of Debt Securities	1,628	8,987	750
Net payments received on policy loans		104	6
Net cash provided by (used in) investing activities	1,628	331	(6,779)
Cash flows from financing activities:
Policyholder account deposits	634,345	596,817	252,273
Policyholder account withdrawals	(31,206)	(12,250)	(3,581)
Assets on deposit - deposits	(634,039)	(596,492)	(252,273)
Assets on deposit - withdrawals	30,951	12,098	3,531
Change in bank overdrafts	1		(1)
Net cash provided by (used in) financing activities	52	173	(51)
Change in cash and cash equivalents	1,639	11,491	(5,503)
Cash and cash equivalents at beginning of period	17,093	5,602	11,105
Cash and cash equivalents at end of period	18,732	17,093	5,602
Supplemental disclosure of cash information:
Cash received (paid) during the period for income taxes	$ (1,768)	$ (170)	$ 273